1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct

December 20, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 159 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with changes to the principal investment strategies and principal risks of three series of the Registrant, The Hartford Balanced Fund, the Hartford Small Cap Value Fund, and The Hartford Checks and Balances Fund, which could be construed as material. With respect to The Hartford Balanced Fund, these changes took effect on July 1, 2018, and shareholders of the Fund were notified of the changes via a supplement dated June 25, 2018 to the Fund’s prospectus and summary prospectus. With respect to the Hartford Small Cap Value Fund, these changes took effect on November 1, 2018, and shareholders of the Fund were notified of the changes via a supplement dated August 9, 2018 to the Fund’s prospectus and summary prospectus. With respect to The Hartford Checks and Balances Fund, these changes took effect on July 10, 2018, and shareholders of the Fund were notified of the changes via a supplement dated May 11, 2018 to the Fund’s prospectus and summary prospectus.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 28, 2019. No fee is required in connection with this filing. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose

cc:	John V. O’Hanlon